                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02978

Morgan Stanley American Opportunities Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley American Opportunities Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the year ended December 31, 2003

Total Return for the 12-Months Ended December 31, 2003

Class A	Class B	Class C	Class D	S&P 500 Index[1]	Lipper Large-Cap Core Funds Index[2]
19.44%	18.49%	18.52%	19.66%	28.68%	24.80%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

The U.S. equity market posted one of its strongest 12-month returns in years after a slow start in the first months of 2003. The market declined during the first quarter as ongoing concerns about terrorism and the potential for war in Iraq undermined investor confidence. Buying was further depressed as concerns regarding the potential for deflation persisted. By mid March the U.S. equity market was testing its July and October 2002 lows.

That trend reversed sharply in March when it became clear that the U.S. intended to go to war. This development helped reduce the uncertainty risk premium in the capital markets and was reflected in tightening corporate credit spreads. Accommodative fiscal and monetary policies also played a role as corporations began to add their purchases to already strong consumer spending. Key earnings reports in April were also stronger than many had anticipated, as were second-quarter forecasts. These supportive factors caused the equity market to rally sharply in the second quarter. High-beta companies that had corrected most severely in the previous bear market led the rally. (High beta companies are companies with higher volatility than the market). This environment heavily favored the technology sector, which went on to post the strongest gains for the year.

While the equity market consolidated during the third quarter, the U.S. economy showed signs of exceptional growth. The final number for third-quarter real GDP ended up at 8.2 percent. This improved activity breathed life into such heavily cyclical sectors as basic materials and industrials. Together with technology, these economically sensitive sectors went on to dominate the U.S. equity market in terms of gains in the 2003 rally. Equities went on to close the year with another sharp rise in the fourth quarter.

While all major sectors of the market posted positive returns during the period under review, the gains were not uniform. Defensive sectors that had led the market in previous years, such as health care, utilities and energy, all lagged the broader market. Telecommunications continued to lag as overcapacity and regulatory challenges took their toll on companies' earnings. Large-capitalization stocks generally underperformed relative to smaller-cap companies, with the more leveraged and less-defensive names leading across the capitalization spectrum.

Performance Analysis

The Fund underperformed the Standard & Poor's 500 Index (S&P 500 Index) and the Lipper Large-Cap Core Funds Index during the period. The Fund's portfolio managers entered the period with a cautious outlook for the economy and the stock market, given concerns over the risk of deflation as well as the high levels of consumer and corporate debt. As a result, the Fund was positioned fairly conservatively through the first part of the year, with a technology position below that of both the S&P 500 Index and the Fund's average peer. This positioning limited the Fund's participation in the technology led rally of the second quarter.

As the economy began to show significant signs of improvement, the Fund's composition shifted to emphasize more economically sensitive sectors that were increasingly likely to benefit from recovery in the economy. This strategy resulted in overweighted positions relative to the S&P 500 Index in technology, industrials and basic materials, all of which went on to perform strongly. While these positions were added after the inception of the rally, they were sufficient to boost the Fund's performance in the latter part of the year.

Investment Strategy

1.	In searching for companies in sectors believed to have the most attractive relative earnings growth potential, the portfolio manager starts by closely analyzing long- and short-term global economic cycles.

2.	A forecast is then developed in an effort to anticipate the future economic cycle and how it will likely match or differ from the historical pattern.

3.	Finally, the management team determines which industries and companies it believes should benefit the most from these data.

TOP 10 HOLDINGS
Pfizer, Inc.	3.3%
Microsoft Corp.	3.3
Cisco Systems Inc.	2.7
Intel Corp.	2.5
Newmont Mining Corp.	2.3
Citigroup Inc.	2.1
Yahoo Inc.	1.6
Vodafone Group PLC-SP ADR	1.5
Guidant Corp.	1.5
3M Co.	1.5

TOP FIVE INDUSTRIES
Packaged Software	7.7%
Semiconductors	6.2
Pharmaceuticals: Major	5.3
Medical Specialties	4.9
Industrial Conglomerates	4.5

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414,
8:00 a.m. to 8:00 p.m. ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

(This page has been left blank intentionally.)

Performance Summary

Performance of a $10,000 Investment — Class B

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Average Annual Total Returns — Period Ended December 31, 2003

	Class A Shares* (Since 07/28/97)		Class B Shares ** (Since 03/27/80)		Class C Shares† (Since 07/28/97)		Class D Shares†† (Since 07/28/97)
Symbol	AMOAX		AMOBX		AMOCX		AMODX
1 Year	19.44%	[3]	18.49%	[3]	18.52%	[3]	19.66%	[3]
	13.17	[4]	13.49	[4]	17.52	[4]	—
5 Years	(2.04)	[3]	(2.71)	[3]	(2.79)	[3]	(1.83)	[3]
	(3.09)	[4]	(3.00)	[4]	(2.79)	[4]	—
10 Years	—		8.22	[3]	—		—
	—		8.22	[4]	—		—
Since Inception	3.92	[3]	11.82	[3]	3.13	[3]	4.15	[3]
	3.05	[4]	11.82	[4]	3.13	[4]	—

Notes on Performance

(1)	The Standard and Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
‡	Closing value assuming a complete redemption on December 31, 2003.

Morgan Stanley American Opportunities Fund

Portfolio of Investments December 31, 2003

NUMBER OF SHARES		VALUE
	Common Stocks (98.4%)
	Advertising/Marketing Services (0.7%)
405,000	Omnicom Group, Inc.	$35,368,650
	Agricultural Commodities/ Milling (0.2%)
675,300	Archer-Daniels-Midland Co.	10,278,066
	Air Freight/Couriers (0.2%)
139,000	United Parcel Service, Inc. (Class B)	10,362,450
	Aluminum (0.5%)
271,000	Alcan Inc. (Canada)	12,723,450
297,900	Alcoa, Inc.	11,320,200
		24,043,650
	Apparel/Footwear (0.6%)
588,500	Coach, Inc.*	22,215,875
157,300	Nike, Inc. (Class B)	10,768,758
		32,984,633
	Apparel/Footwear Retail (1.4%)
837,600	Chico's FAS, Inc.*	30,949,320
1,418,800	Gap, Inc. (The)	32,930,348
370,500	Hot Topic, Inc.*	10,914,930
		74,794,598
	Auto Parts: O.E.M. (0.6%)
305,400	Eaton Corp.	32,977,092
	Beverages: Non-Alcoholic (0.6%)
633,400	Coca-Cola Co. (The)	32,145,050
	Biotechnology (3.6%)
816,300	Amgen Inc.*	50,447,340
630,400	Chiron Corp.*	35,926,496
752,300	Genentech, Inc.*	70,392,711
345,500	Gilead Sciences, Inc.*	20,087,370
202,100	Neurocrine Biosciences, Inc.*	11,022,534
		187,876,451
	Broadcasting (1.5%)
1,112,050	Clear Channel Communications, Inc.	52,077,301
627,975	Univision Communications Inc. (Class A)*	24,924,328
		77,001,629
	Casino/Gaming (1.1%)
558,130	GTECH Holdings Corp.	$27,621,854
804,700	International Game Technology	28,727,790
		56,349,644
	Chemicals: Specialty (0.9%)
205,700	Air Products & Chemicals, Inc.	10,867,131
967,400	Praxair, Inc.	36,954,680
		47,821,811
	Computer Communications (3.2%)
5,821,900	Cisco Systems, Inc.*	141,413,951
1,163,800	Juniper Networks, Inc.*	21,739,784
		163,153,735
	Computer Peripherals (0.8%)
3,068,800	EMC Corp.*	39,648,896
	Computer Processing Hardware (1.4%)
2,184,050	Dell Inc.*	74,170,338
	Data Processing Services (0.9%)
1,305,900	Paychex, Inc.	48,579,480
	Drugstore Chains (0.5%)
706,500	Walgreen Co.	25,702,470
	Electrical Products (0.3%)
255,700	Emerson Electric Co.	16,556,575
	Electronic Equipment/ Instruments (0.7%)
1,090,700	Rockwell Automation, Inc.	38,828,920
	Electronic Production Equipment (0.8%)
1,160,800	Applied Materials, Inc.*	26,059,960
825,200	ASML Holding N.V. (Netherlands)*	16,545,260
		42,605,220
	Environmental Services (0.5%)
873,700	Waste Management, Inc.	25,861,520
	Finance/Rental/Leasing (0.6%)
1,305,400	MBNA Corp.	32,439,190

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Portfolio of Investments December 31, 2003 continued

NUMBER OF SHARES		VALUE
	Financial Conglomerates (3.7%)
2,207,850	Citigroup Inc.	$107,169,039
708,200	J.P. Morgan Chase & Co.	26,012,186
400,500	State Street Corp.	20,858,040
303,400	UBS AG (ADR) (Switzerland)	20,628,166
251,200	UBS AG (Registered Shares) (Switzerland)	17,151,665
		191,819,096
	Food: Major Diversified (0.8%)
900,400	PepsiCo, Inc.	41,976,648
	Home Improvement Chains (1.8%)
1,300,600	Home Depot, Inc. (The)	46,158,294
809,300	Lowe's Companies, Inc.	44,827,127
		90,985,421
	Hotels/Resorts/Cruiselines (1.7%)
720,500	Carnival Corp.	28,625,465
722,000	Hilton Hotels Corp.	12,367,860
296,500	Marriott International, Inc. (Class A)	13,698,300
895,300	Starwood Hotels & Resorts Worldwide, Inc.	32,203,941
		86,895,566
	Household/Personal Care (1.8%)
394,100	Avon Products, Inc.	26,597,809
643,650	Procter & Gamble Co. (The)	64,287,762
		90,885,571
	Industrial Conglomerates (4.5%)
915,400	3M Co.	77,836,462
807,000	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	54,779,160
212,050	Siemens AG (Germany)	16,944,576
1,064,900	Tyco International Ltd. (Bermuda)	28,219,850
573,300	United Technologies Corp.	54,331,641
		232,111,689
	Industrial Machinery (1.9%)
532,500	Illinois Tool Works Inc.	44,682,075
898,600	Parker-Hannifin Corp.	53,466,700
		98,148,775
	Information Technology Services (2.0%)
1,336,300	Accenture Ltd. (Class A) (Bermuda)*	$35,171,416
234,900	Cognizant Technology Solutions Corp.*	10,720,836
114,500	Infosys Technologies Ltd. (ADR) (India)	10,957,650
283,250	International Business Machines Corp.	26,251,610
862,500	PeopleSoft, Inc.*	19,665,000
		102,766,512
	Integrated Oil (2.0%)
1,100,600	BP PLC (ADR) (United Kingdom)	54,314,610
282,200	Murphy Oil Corp.	18,430,482
304,184	Total SA (ADR) (France)	28,140,062
		100,885,154
	Internet Software/Services (1.6%)
1,818,200	Yahoo! Inc.*	82,128,094
	Investment Banks/Brokers (3.3%)
506,800	Goldman Sachs Group, Inc. (The)	50,036,364
261,200	Legg Mason, Inc.	20,159,416
691,800	Lehman Brothers Holdings, Inc.	53,420,796
806,900	Merrill Lynch & Co., Inc.	47,324,685
		170,941,261
	Investment Managers (0.5%)
273,200	Franklin Resources, Inc.	14,222,792
239,800	Price (T.) Rowe Group, Inc.	11,368,918
		25,591,710
	Major Banks (1.1%)
938,400	Wells Fargo & Co.	55,262,376
	Managed Health Care (2.4%)
633,300	Anthem, Inc.*	47,497,500
464,100	Humana, Inc.*	10,604,685
238,200	PacifiCare Health Systems, Inc.*	16,102,320

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Portfolio of Investments December 31, 2003 continued

NUMBER OF SHARES		VALUE
538,650	UnitedHealth Group Inc.	$31,338,657
168,600	WellPoint Health Networks, Inc.*	16,352,514
		121,895,676
	Media Conglomerates (1.7%)
1,120,400	Disney (Walt) Co. (The)	26,138,932
1,662,925	News Corp., Ltd. (Australia)	14,985,755
1,075,231	News Corporation Ltd. (The) (ADR) (Australia)	38,815,839
580,000	Time Warner Inc.*	10,434,200
		90,374,726
	Medical Specialties (4.9%)
265,300	Alcon, Inc. (Switzerland)	16,061,262
1,300,500	Boston Scientific Corp.*	47,806,380
1,295,900	Guidant Corp.	78,013,180
849,000	St. Jude Medical, Inc.*	52,086,150
145,000	Varian Medical Systems, Inc.*	10,019,500
671,725	Zimmer Holdings, Inc.*	47,289,440
		251,275,912
	Miscellaneous Manufacturing (0.8%)
424,200	Danaher Corp.	38,920,350
	Oil & Gas Production (1.1%)
453,645	Apache Corp.	36,790,609
234,600	EOG Resources, Inc.	10,831,482
227,400	Pogo Producing Co.	10,983,420
		58,605,511
	Oilfield Services/Equipment (1.4%)
597,500	Schlumberger Ltd.	32,695,200
987,125	Smith International, Inc.*	40,985,430
		73,680,630
	Other Consumer Services (1.5%)
725,900	Apollo Group, Inc. (Class A)*	49,361,200
444,400	eBay Inc.*	28,703,796
		78,064,996
	Other Metals/Minerals (2.2%)
1,515,000	BHP Billiton Ltd. (Australia)	13,880,436
380,700	Companhia Vale do Rio Doce S.A. (Class A) (ADR) (Brazil)	19,609,857
680,400	Inco Ltd. (Canada)*	27,093,528
304,600	Phelps Dodge Corp.*	$23,177,014
1,033,117	Rio Tinto PLC (United Kingdom)	28,464,241
		112,225,076
	Packaged Software (7.7%)
310,700	Cognos, Inc. (Canada)*	9,513,634
405,200	Intuit Inc.*	21,439,132
898,900	Mercury Interactive Corp.*	43,722,496
6,183,700	Microsoft Corp.	170,299,098
798,700	Oracle Corp.*	10,542,840
548,600	Red Hat, Inc.*	10,297,222
1,652,800	SAP AG (ADR) (Germany)	68,690,368
1,054,100	Symantec Corp.*	36,524,565
701,325	VERITAS Software Corp.*	26,061,237
		397,090,592
	Personnel Services (0.9%)
437,900	Manpower, Inc.	20,616,332
1,104,300	Robert Half International, Inc.*	25,774,362
		46,390,694
	Pharmaceuticals: Generic Drugs (0.2%)
224,800	Watson Pharmaceuticals, Inc.*	10,340,800
	Pharmaceuticals: Major (5.3%)
574,300	Abbott Laboratories	26,762,380
404,500	Johnson & Johnson	20,896,470
565,700	Lilly (Eli) & Co.	39,785,681
350,300	Novartis AG (ADR) (Switzerland)	16,075,267
4,852,275	Pfizer Inc.	171,430,876
		274,950,674
	Pharmaceuticals: Other (1.4%)
584,400	Forest Laboratories, Inc.*	36,115,920
595,500	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	33,770,805
		69,886,725

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Portfolio of Investments December 31, 2003 continued

NUMBER OF SHARES		VALUE
	Precious Metals (3.3%)
571,200	Freeport-McMoRan Copper & Gold, Inc. (Class B)	$24,064,656
632,900	Glamis Gold Ltd. (Canada)*	10,835,248
888,000	Goldcorp Inc. (Canada)	14,163,600
2,469,000	Newmont Mining Corp.	120,018,090
		169,081,594
	Publishing: Newspapers (0.5%)
265,800	Gannett Co., Inc.	23,698,728
	Pulp & Paper (0.2%)
357,700	Georgia-Pacific Corp.	10,970,659
	Restaurants (1.3%)
1,195,500	Starbucks Corp.*	39,523,230
644,700	Wendy's International, Inc.	25,298,028
		64,821,258
	Semiconductors (6.2%)
932,000	Analog Devices, Inc.	42,545,800
4,023,250	Intel Corp.	129,548,650
692,450	Linear Technology Corp.	29,131,371
599,100	Maxim Integrated Products, Inc.	29,835,180
2,084,200	Texas Instruments Inc.	61,233,796
713,100	Xilinx, Inc.*	27,625,494
		319,920,291
	Services to the Health Industry (0.6%)
626,800	Medco Health Solutions Inc.*	21,304,932
194,400	Omnicare, Inc.	7,851,816
		29,156,748
	Specialty Stores (1.3%)
1,720,950	Staples, Inc.*	46,981,935
412,300	Tiffany & Co.	18,635,960
		65,617,895
	Telecommunication Equipment (0.7%)
397,000	Corning Inc.*	4,140,710
629,000	QUALCOMM Inc.	33,921,970
		38,062,680
	Tobacco (1.0%)
987,900	Altria Group, Inc.	$53,761,518
	Trucks/Construction/Farm Machinery (2.0%)
629,800	Caterpillar Inc.	52,285,996
744,400	Deere & Co.	48,423,220
		100,709,216
	Wireless Telecommunications (1.5%)
3,143,800	Vodafone Group PLC (ADR) (United Kingdom)	78,720,752
	Total Common Stocks (Cost $4,483,466,271)	5,078,171,642

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (1.9%) Repurchase Agreement
$97,328	Joint repurchase agreement account 0.98% due 01/02/04 (dated 12/31/03; proceeds $97,333,299) (a) (Cost $97,328,000)	97,328,000

Total Investments (Cost $4,580,794,271) (b)	100.3%	5,175,499,642
Liabilities in Excess of Other Assets	(0.3)	(15,722,236)
Net Assets	100.0%	$5,159,777,406

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes is $4,648,782,756. The aggregate gross unrealized appreciation is $536,319,200 and the aggregate gross unrealized depreciation is $9,602,314, resulting in net unrealized appreciation of $526,716,886.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2003

Assets:
Investments in securities, at value (cost $4,580,794,271)	$5,175,499,642
Receivable for:
Dividends	4,255,847
Shares of beneficial interest sold	3,228,730
Foreign withholding taxes reclaimed	77,972
Prepaid expenses and other assets	93,286
Total Assets	5,183,155,477
Liabilities:
Payable for:
Shares of beneficial interest redeemed	16,983,153
Distribution fee	3,781,020
Investment management fee	2,229,069
Accrued expenses and other payables	384,829
Total Liabilities	23,378,071
Net Assets	$5,159,777,406
Composition of Net Assets:
Paid-in-capital	$8,597,831,453
Net unrealized appreciation	594,714,361
Accumulated net investment loss	(89,927)
Accumulated net realized loss	(4,032,678,481)
Net Assets	$5,159,777,406
Class A Shares:
Net Assets	$289,618,982
Shares Outstanding (unlimited authorized, $.01 par value)	12,842,561
Net Asset Value Per Share	$22.55
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$23.80
Class B Shares:
Net Assets	$3,951,677,544
Shares Outstanding (unlimited authorized, $.01 par value)	184,062,352
Net Asset Value Per Share	$21.47
Class C Shares:
Net Assets	$197,577,644
Shares Outstanding (unlimited authorized, $.01 par value)	9,298,570
Net Asset Value Per Share	$21.25
Class D Shares:
Net Assets	$720,903,236
Shares Outstanding (unlimited authorized, $.01 par value)	31,409,549
Net Asset Value Per Share	$22.95

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Statements continued

Statement of Operations

For the year ended December 31, 2003

Net Investment Loss:
Income
Dividends (net of $369,096 foreign withholding tax)	$46,751,142
Interest	3,532,810
Total Income	50,283,952
Expenses
Distribution fee (Class A shares)	509,940
Distribution fee (Class B shares)	37,656,539
Distribution fee (Class C shares)	1,649,300
Investment management fee	23,236,808
Transfer agent fees and expenses	9,736,969
Shareholder reports and notices	375,196
Custodian fees	201,092
Registration fees	130,936
Professional fees	59,052
Trustees' fees and expenses	42,661
Other	119,006
Total Expenses	73,717,499
Net Investment Loss	(23,433,547)
Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
Investments	313,038,549
Futures contracts	(116,361,590)
Net Realized Gain	196,676,959
Net Change in Unrealized Appreciation/Depreciation on:
Investments	653,556,853
Futures contracts	(106,714)
Net Appreciation	653,450,139
Net Gain	850,127,098
Net Increase	$826,693,551

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED DECEMBER 31, 2003	FOR THE YEAR ENDED DECEMBER 31, 2002
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(23,433,547)	$(27,834,234)
Net realized gain (loss)	196,676,959	(1,191,669,389)
Net change in unrealized appreciation/depreciation	653,450,139	(290,556,892)
Net Increase (Decrease)	826,693,551	(1,510,060,515)
Net decrease from transactions in shares of beneficial interest	(390,314,832)	(916,285,765)
Net Increase (Decrease)	436,378,719	(2,426,346,280)
Net Assets:
Beginning of period	4,723,398,687	7,149,744,967
End of Period (Including accumulated net investment losses of $89,927 and $108,393, respectively)	$5,159,777,406	$4,723,398,687

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Notes to Financial Statements December 31, 2003

1.   Organization and Accounting Policies

Morgan Stanley American Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth consistent with an effort to reduce volatility. The Fund seeks to achieve its objective by investing in a diversified portfolio of securities consisting principally of common stocks. The fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and was reorganized as a Massachusetts business trust on April 6, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by

Morgan Stanley American Opportunities Fund

Notes to Financial Statements December 31, 2003 continued

the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant

Morgan Stanley American Opportunities Fund

Notes to Financial Statements December 31, 2003 continued

exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $2.5 billion; 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.45% to the portion of daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.425% to the portion of daily net assets in excess of $4.5 billion.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception

Morgan Stanley American Opportunities Fund

Notes to Financial Statements December 31, 2003 continued

upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $101,944,262 at December 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.20% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $4,144 , $5,455,037 and $29,631, respectively and received $336,002 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2003, aggregated $11,802,837,223 and $11,983,509,381, respectively. Included in the aforementioned are purchases and sales of $12,307,243 and $9,399,884, respectively, with other Morgan Stanley funds, including a net realized gain of $236,954.

For the year ended December 31, 2003, the Fund incurred brokerage commissions of $3,482,372 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $19,800.

Morgan Stanley American Opportunities Fund

Notes to Financial Statements December 31, 2003 continued

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended December 31, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $12,667. At December 31, 2003, the Fund had an accrued pension liability of $89,927 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Trustee to defer payment of all or a portion of the fees he receives for serving on the Board of Trustees throughout the year.

5. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. Fund Acquisitions

On July 15, 2002, the Fund acquired all the net assets of Morgan Stanley Capital Growth Securities ("Capital Growth") based on the respective valuations as of the close of business on July 12, 2002 pursuant to a plan of reorganization approved by the shareholders of Capital Growth on June 19, 2002. The acquisition was accomplished by a tax-free exchange of 111,474 Class A shares of the Fund at a net asset value of $20.23 per share for 258,022 Class A shares of Capital Growth; 11,552,119 Class B shares of the Fund at a net asset value of $19.49 per share for 27,126,602 Class B shares of Capital Growth; 61,521 Class C shares of the Fund at a net asset value of $19.29 per share for 141,953 Class C shares of Capital Growth; and 119,854 Class D shares of the Fund at a net asset value of $20.53 per share for 277,407 Class D shares of Capital Growth. The net assets of the Fund and Capital Growth immediately before the acquisition were $5,269,339,492 and $231,114,060, respectively, including unrealized appreciation of $1,642,270 for Capital Growth. Immediately after the acquisition, the combined net assets of the Fund amounted to $5,500,453,552.

Morgan Stanley American Opportunities Fund

Notes to Financial Statements December 31, 2003 continued

On October 6, 2003, the Fund acquired all the net assets of the Morgan Stanley 21st Century Trend Fund ("21st Century") based on the respective valuations as of the close of business on October 3, 2003 pursuant to a plan of reorganization approved by the shareholders of 21st Century on September 30, 2003. The acquisition was accomplished by a tax-free exchange of 441,418 Class A shares of the Fund at a net asset value of $21.09 per share for 1,919,487 Class A shares of 21st Century; 4,867,940 Class B shares of the Fund at a net asset value of $20.12 per share for 20,750,627 Class B shares of 21st Century; 655,165 Class C shares of the Fund at a net asset value of $19.91 per share for 2,769,499 Class C shares of 21st Century; and 39,498 Class D shares of the Fund at a net asset value of $21.45 per share for 173,259 Class D shares of 21st Century. The net assets of the Fund and 21st Century immediately before the acquisition were $4,800,925,777 and $121,106,586, respectively, including unrealized appreciation of $13,478,202 for 21st Century. Immediately after the acquisition, the combined net assets of the Fund amounted to $4,922,032,363.

On October 6, 2003, the Fund acquired all the net assets of the Morgan Stanley All-Star Growth Fund ("All-Star") based on the respective valuations as of the close of business on October 3, 2003 pursuant to a plan of reorganization approved by the shareholders of All-Star on September 30, 2003. The acquisition was accomplished by a tax-free exchange of 756,415 Class A shares of the Fund at a net asset value of $21.09 per share for 2,332,279 Class A shares of All-Star; 7,512,098 Class B shares of the Fund at a net asset value of $20.12 per share for 22,525,099 Class B shares of All-Star; 1,196,610 Class C shares of the Fund at a net asset value of $19.91 per share for 3,550,598 Class C shares of All-Star; and 188,804 Class D shares of the Fund at a net asset value of $21.45 per share for 588,639 Class D shares of All-Star. The net assets of the Fund and All-Star immediately before the acquisition were $4,800,925,777 and $194,914,249, respectively, including unrealized appreciation of $31,254,537 for All-Star. Immediately after the acquisition, the combined net assets of the Fund amounted to $4,995,840,026.

7. Legal Matters

On July 31, 2003, a complaint was filed in the United States District Court for the Southern District of New York by a shareholder of the Fund on behalf of the Fund against Morgan Stanley Investment Advisors Inc. and Morgan Stanley Distributors Inc. (collectively, the "Defendants") alleging breach of fiduciary duty in respect of the Defendants' compensation. Plaintiff alleges the Fund trustees are not independent as required and seeks a declaration that the investment management and distribution agreements between the Fund and the Defendants are void. Plaintiff also alleges that the investment management and distribution fees were excessive and seeks damages equivalent to the investment management and distribution fees paid to the Defendants. The Defendants believe that the lawsuit has no merit and have moved to dismiss the action. The ultimate course of this matter is not presently determinable and no provision has been made in the Fund's financial statements for the effect, if any, of such a matter.

Morgan Stanley American Opportunities Fund

Notes to Financial Statements December 31, 2003 continued

The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2003, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings	—
Capital loss carryforward*	(3,964,689,997)
Temporary differences	(89,927)
Net unrealized appreciation	526,725,877
Total accumulated losses	$(3,438,054,047)

* During the year ended December 31, 2003, the Fund utilized $98,048,750 of its net capital loss carryforward. As of December 31, 2003, the Fund had a net capital loss carryforward of $3,964,689,997 of which $70,737,286 will expire on December 31, 2008, $2,667,953,049 will expire on December 31, 2009 and $1,225,999,662 will expire on December 31, 2010 to offset future capital gains to the extent provided by regulations.

As part of the Fund's acquisition of the assets of Morgan Stanley Capital Growth Securities ("Capital Growth"), Morgan Stanley 21st Century Trend Fund ("21st Century") and Morgan Stanley All-Star Growth Fund ("All-Star"),

Morgan Stanley American Opportunities Fund

Notes to Financial Statements December 31, 2003 continued

the Fund obtained net capital loss carryforwards of $82,246,469, $322,689,362 and $179,840,006 from Capital Growth, 21st Century and All-Star, respectively. Utilization of these carryforwards is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of December 31, 2003, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss and capital loss carryforwards written off due to mergers. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $390,472,237, accumulated net realized loss was credited $367,020,224 and accumulated net investment loss was credited $23,452,013.

Morgan Stanley American Opportunities Fund

Notes to Financial Statements December 31, 2003 continued

9. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE YEAR ENDED DECEMBER 31, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	3,484,692	$69,469,899	3,078,043	$66,606,664
Shares issued in connection with the acquisition of Morgan Stanley Capital Growth Securities	—	—	111,474	2,254,278
Shares issued in connection with the acquisition of Morgan Stanley 21st Century Trend Fund	441,418	9,312,844	—	—
Shares issued in connection with the acquisition of Morgan Stanley All-Star Growth Fund	756,415	15,953,678	—	—
Redeemed	(3,719,122)	(76,336,790)	(3,568,479)	(75,772,255)
Net increase (decrease) – Class A	963,403	18,399,631	(378,962)	(6,911,313)
CLASS B SHARES
Sold	11,202,017	212,845,021	16,243,353	339,409,952
Shares issued in connection with the acquisition of Morgan Stanley Capital Growth Securities	—	—	11,552,119	225,211,982
Shares issued in connection with the acquisition of Morgan Stanley 21st Century Trend Fund	4,867,940	97,889,933	—	—
Shares issued in connection with the acquisition of Morgan Stanley All-Star Growth Fund	7,512,098	151,091,786	—	—
Redeemed	(53,961,089)	(1,033,390,382)	(76,149,883)	(1,581,914,938)
Net decrease – Class B	(30,379,034)	(571,563,642)	(48,354,411)	(1,017,293,004)
CLASS C SHARES
Sold	1,328,547	24,975,704	1,701,027	34,716,329
Shares issued in connection with the acquisition of Morgan Stanley Capital Growth Securities	—	—	61,521	1,186,808
Shares issued in connection with the acquisition of Morgan Stanley 21st Century Trend Fund	655,165	13,056,888	—	—
Shares issued in connection with the acquisition of Morgan Stanley All-Star Growth Fund	1,196,610	23,816,412	—	—
Redeemed	(2,492,650)	(47,752,427)	(2,916,523)	(60,238,943)
Net increase (decrease) – Class C.	687,672	14,096,577	(1,153,975)	(24,335,806)
CLASS D SHARES
Sold	15,274,565	309,849,979	12,493,524	265,833,653
Shares issued in connection with the acquisition of Morgan Stanley Capital Growth Securities	—	—	119,854	2,460,992
Shares issued in connection with the acquisition of Morgan Stanley 21st Century Trend Fund	39,498	846,922	—	—
Shares issued in connection with the acquisition of Morgan Stanley All-Star Growth Fund	188,804	4,052,373	—	—
Redeemed	(8,007,880)	(165,996,672)	(6,186,197)	(136,040,287)
Net increase – Class D	7,494,987	148,752,602	6,427,181	132,254,358
Net decrease in Fund	(21,232,972)	$(390,314,832)	(43,460,167)	$(916,285,765)

Morgan Stanley American Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED DECEMBER 31,
	2003	2002	2001	2000	1999
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.88	$24.36	$33.77	$43.35	$33.16
Income (loss) from investment operations:
Net investment income‡	0.03	0.04	0.18	0.16	0.10
Net realized and unrealized gain (loss)	3.64	(5.52)	(9.17)	(4.40)	14.80
Total income (loss) from investment operations	3.67	(5.48)	(8.99)	(4.24)	14.90
Less distributions from net realized gain	—	—	(0.42)	(5.34)	(4.71)
Net asset value, end of period	$22.55	$18.88	$24.36	$33.77	$43.35
Total Return†	19.44%	(22.50)%	(26.72)%	(9.51)%	46.94%
Ratios to Average Net Assets(1):
Expenses	0.91%	0.89%	0.81%	0.80%	0.81%
Net investment income	0.14%	0.19%	0.68%	0.37%	0.28%
Supplemental Data:
Net assets, end of period, in thousands	$289,619	$224,296	$298,624	$397,887	$306,542
Portfolio turnover rate	264%	306%	380%	425%	378%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2003	2002	2001	2000	1999
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.12	$23.56	$32.94	$42.63	$32.85
Income (loss) from investment operations:
Net investment loss‡	(0.13)	(0.12)	(0.03)	(0.05)	(0.09)
Net realized and unrealized gain (loss)	3.48	(5.32)	(8.93)	(4.30)	14.58
Total income (loss) from investment operations	3.35	(5.44)	(8.96)	(4.35)	14.49
Less distributions from net realized gain	—	—	(0.42)	(5.34)	(4.71)
Net asset value, end of period	$21.47	$18.12	$23.56	$32.94	$42.63
Total Return†	18.49%	(23.09)%	(27.30)%	(9.93)%	46.12%
Ratios to Average Net Assets(1):
Expenses	1.71%	1.67%	1.61%	1.28%	1.33%
Net investment loss	(0.66)%	(0.59)%	(0.12)%	(0.11)%	(0.24)%
Supplemental Data:
Net assets, end of period, in millions	$3,952	$3,886	$6,192	$10,151	$10,389
Portfolio turnover rate	264%	306%	380%	425%	378%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2003	2002	2001	2000	1999
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$17.93	$23.31	$32.58	$42.35	$32.74
Income (loss) from investment operations:
Net investment loss‡	(0.13)	(0.11)	(0.03)	(0.15)	(0.18)
Net realized and unrealized gain (loss)	3.45	(5.27)	(8.82)	(4.28)	14.50
Total income (loss) from investment operations	3.32	(5.38)	(8.85)	(4.43)	14.32
Less distributions from net realized gain	—	—	(0.42)	(5.34)	(4.71)
Net asset value, end of period	$21.25	$17.93	$23.31	$32.58	$42.35
Total Return†	18.52%	(23.08)%	(27.29)%	(10.17)%	45.75%
Ratios to Average Net Assets(1):
Expenses	1.71%	1.59%	1.61%	1.55%	1.59%
Net investment loss	(0.66)%	(0.51)%	(0.12)%	(0.38)%	(0.50)%
Supplemental Data:
Net assets, end of period, in thousands	$197,578	$154,426	$227,574	$348,180	$245,942
Portfolio turnover rate	264%	306%	380%	425%	378%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2003	2002	2001	2000	1999
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$19.18	$24.69	$34.15	$43.66	$33.31
Income (loss) from investment operations:
Net investment income‡	0.07	0.09	0.23	0.28	0.18
Net realized and unrealized gain (loss)	3.70	(5.60)	(9.27)	(4.45)	14.88
Total income (loss) from investment operations	3.77	(5.51)	(9.04)	(4.17)	15.06
Less distributions from net realized gain	—	—	(0.42)	(5.34)	(4.71)
Net asset value, end of period	$22.95	$19.18	$24.69	$34.15	$43.66
Total Return†	19.66%	(22.32)%	(26.56)%	(9.28)%	47.22%
Ratios to Average Net Assets(1):
Expenses	0.71%	0.67%	0.61%	0.55%	0.59%
Net investment income	0.34%	0.41%	0.88%	0.62%	0.50%
Supplemental Data:
Net assets, end of period, in thousands	$720,903	$458,680	$431,754	$569,203	$319,692
Portfolio turnover rate	264%	306%	380%	425%	378%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Independent Auditors' Report

To the Shareholders and Board of Trustees of
Morgan Stanley American Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley American Opportunities Fund (the "Fund"), including the portfolio of investments, as of December 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley American Opportunities Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 13, 2004

Morgan Stanley American Opportunities Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (62) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since April 1994	Retired; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	216	Director of Weirton Steel Corporation.
Edwin J. Garn (71) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	216	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (69) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	216	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley American Opportunities Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (54) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Senior Partner, Johnson Smick International, Inc., a consulting firm; Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	216	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (61) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); President, Kearns & Associates LLC (investment consulting); formerly CFO of the J. Paul Getty Trust.	217	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (67) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); General Partner of Triumph Capital, L.P., a private investment partnership; formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	216	Director of various business organizations.
Fergus Reid (71) 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992); Chairman of Lumelite Plastics Corporation.	217	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Morgan Stanley American Opportunities Fund

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (70) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	216	None
James F. Higgins (55) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	216	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).
Philip J. Purcell (60) 1585 Broadway New York, NY	Trustee	Since April 1994	Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); Chairman of the Board of Directors and Chief Executive Officer of Morgan Stanley and Morgan Stanley DW Inc.; Director of the Distributor; Chairman of the Board of Directors and Chief Executive Officer of Novus Credit Services Inc.; Director and/or officer of various Morgan Stanley subsidiaries.	216	Director of American Airlines, Inc. and its parent company, AMR Corporation.

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP).

Morgan Stanley American Opportunities Fund

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (50) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman, Chief Executive Officer and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President Morgan Stanley Investments LP (since February 2003); President of the Institutional Funds (since July 2003) and President of the Retail Funds (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Ronald E. Robison (64) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.; Managing Director of Morgan Stanley & Co. Incorporated; Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Managing Director and Director of the Distributor; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003); previously President of the Institutional Funds (March 2001-July 2003) and Director of the Institutional Funds (March 2001-July 2003).
Barry Fink (48) 1221 Avenue of the Americas New York, NY	Vice President and General Counsel	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW; Chief Legal Officer of Morgan Stanley Investments LP (since July 2002); Vice President of the Institutional Funds (since July 2003); Vice President and Secretary of the Distributor; previously Secretary of the Retail Funds (February 1997-July 2003); previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Joseph J. McAlinden (60) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Stefanie V. Chang (37) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. and Morgan Stanley Investment Management Inc. and Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

Morgan Stanley American Opportunities Fund

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis J. Smith (38) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously Vice President of the Retail Funds (September 2002-July 2003); previously Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (36) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Vice President of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2003 Morgan Stanley

37920RPT-00-13594B04-AP-1/04	MORGAN STANLEY FUNDS
Morgan Stanley American Opportunities Fund Annual Report December 31, 2003

Item 2.  Code of Ethics.

(a)      The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c)      Not applicable.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)      The Fund's Code of Ethics is attached hereto as Exhibit A.

         (2)      Not applicable.

         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2003
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $45,910               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $   684(2)            $2,847,161(2)
                        TAX FEES................            $ 4,558(3)            $  736,810(4)
                        ALL OTHER FEES..........            $     0               $        0
              TOTAL NON-AUDIT FEES..............            $ 5,242               $3,583,971

              TOTAL.............................            $51,152              $3,583,971

           2002
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $ 33,600              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $  5,657(2)           $2,818,115(2)
                        TAX FEES................            $  5,179(3)           $  365,427(4)
                        ALL OTHER FEES..........            $      0              $  501,166(5)
              TOTAL NON-AUDIT FEES..............            $ 10,836              $3,684,708

              TOTAL.............................            $ 44,436              $3,684,708

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common
                  control with the Adviser that provides ongoing services to the
                  Registrant.
              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities'
                  and funds advised by the Adviser or its affiliates,
                  specifically data verification and agreed-upon procedures
                  related to asset securitizations and agreed-upon procedures engagements.
              (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of the
                  Registrant's tax returns.
              (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered
                  Entities' tax returns.
              (5) All other fees represent project management for future business applications and improving business and operational processes.

                                       2

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The
SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the
Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit
Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the
Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit
Committee.

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit
Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit
Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

--------
(1)  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
     Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

                                       3

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent
Auditors' independence.

2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.
The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the
Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit
Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the
Audit Committee, the Audit Committee may grant general pre-approval to other
Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3,
N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

                                       4

4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered
Entities or that are traditionally performed by the Independent Auditors.
Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in
Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the
Audit Committee to which pre-approval has been delegated).

5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide
Tax services to the Fund and, to the extent they are Covered Services, the
Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the
Independent Auditors may provide such services.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

                                       5

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit
Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.       PROCEDURES

         All requests or applications for services to be provided by the
Independent Auditors that do not require specific approval by the Audit
Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief
Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit
Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's
Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The
Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief
Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent
Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No.

                                       6

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the
Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered
Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management
         Morgan Stanley Investments LP
         Van Kampen Asset Management Inc.
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investments LP
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into or after May 6,
2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f)    Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

                                       7

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October
31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

                                       8

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley American Opportunities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2004

                                       9

                                                                   EXHIBIT 10 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
                              ADOPTED JULY 31, 2003

I.   This Code of Ethics (the "Code") for the investment companies within the
     Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
     President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in
     Exhibit B) for the purpose of promoting:

     o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o    compliance with applicable laws and governmental rules and regulations;

     o    prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o    accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.  COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF
     INTEREST

     OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

                                       10

     Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example,
Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act)
of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this
Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the
Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

     Each Covered Officer must not:

     o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly) to the detriment of the Fund;

     o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

                                       11

     o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

     Each Covered Officer must, at the time of signing this Code, report to the
General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

     Conflict of interest situations should always be approved by the General
Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

     o    service or significant business relationships as a director on the board of any public or private company;

     o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

     o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

     o    a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. DISCLOSURE AND COMPLIANCE

     o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
          Funds;

     o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

                                       12

     o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the
          Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

     o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.  REPORTING AND ACCOUNTABILITY

     Each Covered Officer must:

     o    upon adoption of the Code (thereafter as applicable, upon becoming a
          Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

     o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

     o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

     o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this
          Code.

     The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

     The Funds will follow these procedures in investigating and enforcing this
Code:

     o    the General Counsel will take all appropriate action to investigate any potential violations reported to him;

     o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

-------------
(2)  Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       13

     o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

     o    if the directors/trustees/managing general partners who are not
          "interested persons" as defined by the Investment Company Act (the
          "Independent Directors/Trustees/Managing General Partners") of the
          relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

     o    the Independent Directors/Trustees/Managing General Partners of the
          relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

     o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.   OTHER POLICIES AND PROCEDURES

     This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.  AMENDMENTS

     Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII. CONFIDENTIALITY

     All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly.
Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing
General Partners of the relevant

                                       14

Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII. INTERNAL USE

     The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:
     --------------------

                                       16

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       17

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Barry Fink

                                       18

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley American
     Opportunities Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       19

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 18, 2004

                                              /s/ Ronald E. Robison
                                              Ronald E. Robison
                                              Principal Executive Officer

                                       20

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley American
     Opportunities Fund;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       21

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 18, 2004

                                            /s/ Francis Smith
                                            Francis Smith
                                            Principal Financial Officer

                                       22

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley American Opportunities Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended December 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 18, 2004                         /s/ Ronald E. Robison
                                                ---------------------------
                                                Ronald E. Robison
                                                Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley American Opportunities Fund and will be retained by
Morgan Stanley American Opportunities Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       23

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley American Opportunities Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended December 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 18, 2004                         /s/ Francis Smith
                                                ----------------------
                                                Francis Smith
                                                Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley American Opportunities Fund and will be retained by
Morgan Stanley American Opportunities Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       24